SHARE-BASED COMPENSATION PLANS (Summary of RSU Activity Under 2007 Incentive Plan) (Details) - Restricted Stock Units (RSUs) [Member] - Incentive Plan 2007 [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Number shares
Unvested at beginning of period | shares
Acquired in the Transaction | shares	39,839
Granted | shares	34,433
Vested | shares	(16,187)
Forfeited | shares	(6,020)
Unvested at end of period | shares	52,065
Weighted Average Grant-Date Fair Value
Unvested at beginning of year | $ / shares
Acquired in the Transaction | $ / shares	$ 22.37
Granted | $ / shares	11.40
Vested | $ / shares	15.13
Forfeited | $ / shares	15.26
Unvested at end of year | $ / shares	$ 18.19